Schedule of Investments |Aggressive Growth Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.4%
	AEROSPACE/DEFENSE - 4.0%
3,594	HEICO Corp.	$ 410,255
1,005	TransDigm Group, Inc.	562,800
		973,055
	APPAREL - 2.7%
3,874	Deckers Outdoor Corp. *	654,164

	BIOTECHNOLOGY - 2.7%
15,854	Amarin Corp PLC (ADR) *	339,910
4,317	Sage Therapeutics, Inc. *	311,644
		651,554
	CHEMICALS - 0.9%
2,540	Ingevity Corp. *	221,945

	COMMERCIAL SERVICES - 4.8%
4,437	ASGN, Inc. *	314,894
1,668	FleetCor Technologies, Inc. *	479,917
1,021	MarketAxess Holdings, Inc.	387,071
		1,181,882
	COMPUTERS - 6.6%
2,283	EPAM Systems, Inc. *	484,361
7,550	Genpact Ltd.	318,384
14,682	Rapid7, Inc. *	822,486
		1,625,231
	DISTRIBUTION/WHOLESALE - 1.1%
5,769	IAA, Inc. *	271,489

	ELECTRONICS - 2.6%
3,116	Fortive Corp.	238,031
2,255	Keysight Technologies, Inc. *	231,431
1,385	Woodward, Inc.	164,039
		633,501
	ENVIRONMENTAL CONTROL - 1.0%
2,892	Clean Harbors, Inc. *	247,989

	FOOD - 2.1%
9,840	Performance Food Group Co. *	506,563

	HEALTHCARE - PRODUCTS - 13.6%
5,162	DENTSPLY SIRONA, Inc.	292,118
2,741	Edwards Lifesciences Corp. *	639,448
6,464	Haemonetics Corp. *	742,714
2,347	ICU Medical, Inc. *	439,171
2,599	Insulet Corp. *	444,949
2,050	Teleflex, Inc.	771,702
		3,330,102
	HEALTHCARE - SERVICES - 5.0%
6,152	Centene Corp. *	386,776
3,710	Encompass Health Corp.	256,992
3,421	ICON PLC *	589,199
		1,232,967
	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,414	Helen of Troy Ltd. *	254,223

	INSURANCE - 1.5%
3,771	Arthur J Gallagher & Co.	359,112

	INTERNET - 6.6%
1,300	Palo Alto Networks, Inc. *	300,625
2,975	Proofpoint, Inc. *	341,471
5,749	RingCentral, Inc. - Class A *	969,684
		1,611,780

Schedule of Investments |Aggressive Growth Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MACHINERY - CONSTRUCTION & MINING - 2.0%
5,110	Oshkosh Corp.	$ 483,661

	PACKAGING & CONTAINERS - 1.0%
3,378	Crown Holdings, Inc. *	245,040

	PHARMACEUTICALS - 2.4%
897	DexCom, Inc. *	196,210
1,845	PRA Health Sciences, Inc. *	205,072
1,436	Sarepta Therapeutics, Inc. *	185,301
		586,583
	PIPELINES - 1.4%
4,505	ONEOK, Inc.	340,893

	RETAIL - 8.7%
5,036	Bloomin' Brands, Inc.	111,145
2,274	Burlington Stores, Inc. *	518,540
2,712	Casey's General Stores, Inc.	431,181
5,871	Ollie's Bargain Outlet Holdings, Inc. *	383,435
1,541	O'Reilly Automotive, Inc. *	675,359
		2,119,660
	SEMICONDUCTORS - 9.8%
13,986	Advanced Micro Devices, Inc. *	641,398
932	Lam Research Corp.	272,517
3,583	Monolithic Power System, Inc.	637,846
4,157	NXP Semiconductors NV	529,020
3,098	Xilinx, Inc.	302,891
		2,383,672
	SOFTWARE - 13.1%
981	ANSYS, Inc. *	252,519
6,069	Fidelity National Information Services, Inc.	844,137
4,313	Fiserv, Inc. *	498,712
1,763	ManTech International Corp.	140,828
1,418	MSCI, Inc.	366,099
11,803	Nutanix, Inc. *	368,962
1,666	ServiceNow, Inc. *	470,345
2,582	Twilio, Inc. *	253,759
		3,195,361
	TELECOMMUNICATIONS - 0.5%
17,606	Vonage Holdings Corp. *	130,460

	TEXTILES - 1.3%
1,598	UniFirst Corp.	322,764

	TOTAL COMMON STOCK (Cost $18,720,174)	23,563,651

	REITs - 2.2%
8,596	Americold Realty Trust	301,376
7,706	STAG Industrial, Inc.	243,278
	TOTAL REITs (Cost $527,839)	544,654

	MONEY MARKET FUND - 2.3%
547,451	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A)
	(Cost $547,451)	547,451

	TOTAL INVESTMENTS - 100.9% (Cost $19,795,464)	$ 24,655,756
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.9) %	(221,332)
	NET ASSETS - 100.0%	$ 24,434,424

* Non-income producing securities.
ADR - American Depositary Receipt.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | International Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.4%
	AUTO PARTS & EQUIPMENT - 3.4%
26,100	Magna International, Inc. - Class A	$ 1,431,324
84,300	Valeo SA (ADR)	1,478,201
		2,909,525
	BANKS - 10.3%
97,000	Banco Bradesco SA (ADR)	868,150
39,839	DBS Group Holdings Ltd. (ADR)	3,073,977
81,000	DNB ASA (ADR)	1,509,516
41,700	ICICI Bank Ltd. (ADR)	629,253
65,500	Intesa Sanpaola SpA (ADR)	1,030,315
46,600	KBC Group NV (ADR)	1,749,830
		8,861,041
	BUILDING MATERIALS - 1.6%
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,350,242

	CHEMICALS - 2.0%
16,400	Arkema SA (ADR)	1,717,244

	COMMERCIAL SERVICES - 4.6%
33,700	Amadeus IT Group SA (ADR)	2,774,184
9,000	Ashtead Group PLC (ADR)	1,161,000
		3,935,184
	COSMETICS/PERSONAL CARE - 1.6%
81,000	Kao Corp. (ADR)	1,342,980

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
14,700	AerCap Holdings NV *	903,609
106,000	Deutsche Boerse AG (ADR)	1,651,480
21,000	ORIX Corp. (ADR)	1,751,610
13,000	Pagseguro Digital Ltd. *	444,080
		4,750,779
	ELECTRIC - 3.4%
251,000	Enel SpA (ADR)	1,970,350
128,900	Power Assets Holdings Ltd. (ADR)	946,126
		2,916,476
	ELECTRONICS - 1.9%
17,000	Hoya Corp. (ADR)	1,638,800

	ENGINEERING & CONSTRUCTION - 3.6%
114,000	Vinci SA (ADR)	3,149,820

	FOOD - 5.1%
18,000	Kerry Group PLC (ADR)	2,234,160
83,000	Mowi ASA (ADR)	2,169,620
		4,403,780
	HAND/MACHINE TOOLS - 3.6%
76,650	Techtronic Industries Co. (ADR)	3,144,183

	HEALTHCARE - PRODUCTS - 4.1%
24,700	Alcon, Inc. *	1,397,279
45,400	Smith & Nephew PLC (ADR)	2,182,378
		3,579,657
	HEALTHCARE - SERVICES - 2.3%
53,000	Fresenius Medical Care AG & Co. (ADR)	1,951,990

	INSURANCE - 8.6%
37,900	Ageas (ADR)	2,246,522
69,000	AIA Group Ltd. (ADR)	2,904,210
40,200	Muenchener Rueckversicherungs AG (ADR)	1,183,367
48,600	Sampo Oyj (ADR)	1,060,452
		7,394,551

Schedule of Investments | International Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 5.1%
50,100	Tencent Holdings Ltd. (ADR)	$ 2,405,301
46,700	Yandex NV *	2,030,983
		4,436,284
	LEISURE TIME - 1.9%
99,000	Shimano, Inc. (ADR)	1,610,730

	MACHINERY - DIVERSIFIED - 3.0%
53,500	Atlas Copco AB (ADR)	1,854,310
41,000	FANUC Corp. (ADR)	755,220
		2,609,530
	MINING - 1.3%
19,500	Rio Tinto PLC (ADR)	1,157,520

	OFFICE/BUSINESS EQUIPMENT - 2.1%
37,938	FUJIFILM Holdings Corp. (ADR)	1,824,818

	OIL & GAS - 4.4%
55,100	Eni SpA (ADR)	1,705,896
79,000	Equinor ASA (ADR)	1,572,890
36,000	Petroleo Brasileiro SA (ADR)	537,120
		3,815,906
	OIL & GAS SERVICES - 0.6%
23,600	TechnipFMC PLC	505,984

	RETAIL - 1.5%
81,000	Pan Pacific International Holdings Corp. (ADR)	1,327,590

	SEMICONDUCTORS - 4.2%
4,550	ASML Holding NV (ADR)	1,346,527
7,900	Mellanox Technologies Ltd. *	925,722
7,000	NXP Semiconductors NV	890,820
7,600	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	441,560
		3,604,629
	SOFTWARE - 2.2%
42,640	Open Text Corp.	1,879,145

	TELECOMMUNICATIONS - 5.2%
14,600	Nice Ltd. (ADR) *	2,265,190
43,900	Nippon Telegraph & Telephone Corp. (ADR)	2,216,950
		4,482,140
	TRANSPORTATION - 3.3%
11,300	Canadian Pacific Railway Ltd.	2,880,935

	TOTAL COMMON STOCK (Cost $68,695,516)	83,181,463

	MONEY MARKET FUND - 3.5%
3,013,005	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A)	3,013,005
	(Cost $3,013,005)

	TOTAL INVESTMENTS - 99.9% (Cost $71,708,521)	$ 86,194,468
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	101,684
	NET ASSETS - 100.0%	$ 86,296,152

*Non-income producing securities.
ADR - American Depositary Receipt.
PLC - Public Limited Co.
(A) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | International Fund
As of December 31, 2019 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	14.4%
Hong Kong	9.7%
France	7.4%
Canada	7.2%
Norway	6.1%
United Kingdom	5.8%
Germany	5.5%
Italy	5.5%
Belgium	4.6%
Israel	3.7%
Ireland	3.6%
Singapore	3.6%
Spain	3.2%
China	2.8%
Netherlands	2.6%
Russia	2.4%
Sweden	2.2%
Brazil	2.1%
Switzerland	1.6%
Finland	1.2%
India	0.7%
Taiwan	0.5%
Total	96.4%
Money Market Fund	3.5%
Other Assets Less Liabilities - Net	0.1%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 75.8%
	AEROSPACE/DEFENSE - 1.5%
8,009	General Dynamics Corp.	$ 1,412,387

	BANKS - 0.6%
10,530	Western Alliance Bancorp	600,210

	BIOTECHNOLOGY - 1.5%
4,264	Sage Therapeutics, Inc. *	307,818
5,274	Vertex Pharmaceuticals, Inc. *	1,154,742
		1,462,560
	CHEMICALS - 0.8%
7,391	FMC Corp.	737,770

	COMMERCIAL SERVICES - 1.3%
5,236	Grand Canyon Education, Inc. *	501,557
1,898	MarketAxess Holdings, Inc.	719,551
		1,221,108
	COMPUTERS - 4.8%
4,946	EPAM Systems, Inc. *	1,049,343
39,926	Rapid7, Inc. *	2,236,655
20,413	Western Digital Corp.	1,295,613
		4,581,611
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
22,043	Intercontinental Exchange, Inc.	2,040,080

	ELECTRIC - 1.1%
29,780	PPL Corp.	1,068,506

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
19,267	Emerson Electric Co.	1,469,301

	ELECTRONICS - 5.3%
15,269	Amphenol Corp. - Class A	1,652,564
10,397	Fortive Corp.	794,227
14,586	Honeywell International, Inc.	2,581,722
		5,028,513
	FOOD - 1.7%
9,751	McCormick & Co., Inc.	1,655,037

	HEALTHCARE - PRODUCTS - 4.8%
5,359	Edwards Lifesciences Corp. *	1,250,201
5,797	Insulet Corp. *	992,446
1,462	Intuitive Surgical, Inc. *	864,261
3,878	Teleflex, Inc.	1,459,834
		4,566,742
	HEALTHCARE - SERVICES - 1.7%
14,205	Centene Corp. *	893,068
4,477	IQVIA Holdings, Inc. *	691,741
		1,584,809
	INSURANCE - 2.1%
20,430	Arthur J. Gallagher & Co.	1,945,549

	INTERNET - 4.5%
19,705	CDW Corp.	2,814,662
6,288	Palo Alto Networks, Inc. *	1,454,100
		4,268,762
	MACHINERY - CONSTRUCTION & MINING - 2.2%
8,340	Caterpillar, Inc.	1,231,651
8,989	Oshkosh Corp.	850,809
		2,082,460
	MACHINERY - DIVERSIFIED - 1.2%
14,082	Xylem, Inc.	1,109,521

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 2.6%
26,759	ConocoPhillips	$ 1,740,138
7,693	Diamondback Energy, Inc.	714,372
		2,454,510
	PHARMACEUTICALS - 4.1%
6,418	Neurocrine Biosciences, Inc. *	689,871
5,833	Sarepta Therapeutics, Inc. *	752,690
18,263	Zoetis, Inc.	2,417,108
		3,859,669
	RETAIL - 11.0%
5,648	Burlington Stores, Inc. *	1,287,914
7,051	Costco Wholesale Corp.	2,072,430
9,885	Dollar General Corp.	1,541,862
15,625	Lowe's Cos, Inc.	1,871,250
2,381	Lululemon Athletica, Inc. *	551,606
4,178	O'Reilly Automotive, Inc. *	1,831,050
18,886	Restaurant Brands International, Inc.	1,204,360
		10,360,472
	SEMICONDUCTORS - 12.4%
32,555	Advanced Micro Devices, Inc. *	1,492,972
5,481	Broadcom Ltd.	1,732,106
19,594	Maxim Integrated Products, Inc.	1,205,227
26,876	Micron Technology, Inc. *	1,445,391
4,948	Monolithic Power Systems, Inc.	880,843
13,413	NVIDIA Corp.	3,156,079
13,876	NXP Semiconductors NV	1,765,860
		11,678,478
	SOFTWARE - 5.9%
8,859	Fidelity National Information Services, Inc.	1,232,198
18,713	InterXion Holding NV *	1,568,337
8,783	Nutanix, Inc. *	274,557
6,387	ServiceNow, Inc. *	1,803,178
5,097	Synopsys, Inc. *	709,503
		5,587,773
	TELECOMMUNICATIONS - 0.9%
112,511	Vonage Holdings Corp. *	833,707

	TOTAL COMMON STOCK (Cost $52,251,637)	71,609,535

	EXCHANGE TRADED FUND (A) - 20.7%
720,000	Timothy Plan U.S. Large Cap Core ETF (Cost $18,061,200)	19,584,000

	MONEY MARKET FUND - 3.6%
3,383,791	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B)	3,383,791
	(Cost $3,383,791)

	TOTAL INVESTMENTS - 100.1% (Cost $73,696,628)	$ 94,577,326
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(83,041)
	NET ASSETS - 100.0%	$ 94,494,285

*Non-income producing securities.
ETF - Exchange Traded Fund.
(A) Affiliated Fund.
(B) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Small Cap Value Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 78.5%
	AEROSPACE/DEFENSE - 1.7%
39,759	Kaman Corp.	$ 2,620,913

	APPAREL - 1.8%
35,293	Oxford Industries, Inc.	2,661,798

	AUTO PARTS & EQUIPMENT - 1.3%
36,365	Douglas Dynamics, Inc.	2,000,075

	BANKS - 10.9%
75,170	Central Pacific Financial Corp.	2,223,529
56,061	Columbia Banking System, Inc.	2,280,842
77,569	Great Western Bancorp, Inc.	2,694,747
121,753	Heritage Commerce Corp.	1,562,091
127,904	Hilltop Holdings, Inc.	3,188,647
75,826	Renasant Corp.	2,685,757
27,658	Sandy Spring Bancorp, Inc.	1,047,685
7,500	South State Corp.	650,625
		16,333,923
	BUILDING MATERIALS - 3.6%
37,730	Apogee Enterprises, Inc.	1,226,225
40,316	Continental Building Products, Inc. *	1,468,712
55,305	Universal Forest Products, Inc.	2,638,048
		5,332,985
	CHEMICALS - 1.7%
25,443	Innospec, Inc.	2,631,824

	COMMERCIAL SERVICES - 2.1%
212,521	Repay Holdings Corp. *	3,113,433

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
27,666	Houlihan Lokey, Inc.	1,352,037
73,240	Moelis & Co.	2,337,821
		3,689,858
	ELECTRIC - 3.6%
56,746	Avista Corp.	2,728,915
37,860	NorthWestern Corp.	2,713,426
		5,442,341
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
29,870	Novanta, Inc. *	2,641,703

	ENGINEERING & CONSTRUCTION - 1.8%
53,501	Comfort Systems USA, Inc.	2,667,025

	FOOD - 3.6%
184,914	Hostess Brands, Inc. *	2,688,650
14,475	J & J Snack Foods Corp.	2,667,308
		5,355,958
	GAS - 1.7%
78,496	South Jersey Industries, Inc.	2,588,798

	HEALTHCARE - PRODUCTS - 3.0%
25,460	CONMED Corp.	2,847,192
77,110	Patterson Cos, Inc.	1,579,213
		4,426,405
	HOME BUILDERS - 1.9%
40,502	Installed Building Products, Inc. *	2,789,373

	HOUSEHOLD PRODUCTS/WARES - 0.9%
44,546	Central Garden & Pet Co. *	1,307,871

Schedule of Investments | Small Cap Value Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.2%
41,298	Argo Group International Holdings Ltd	$ 2,715,343
13,350	BRP Group, Inc. *	214,267
66,105	James River Group Holdings Ltd	2,724,187
33,138	Mercury General Corp.	1,614,815
5,050	Safety Insurance Group, Inc.	467,276
		7,735,888
	MACHINERY - DIVERSIFIED - 2.4%
10,985	Alamo Group, Inc.	1,379,167
10,069	Albany International Corp. - Class A	764,438
35,852	Columbus McKinnon Corp.	1,435,156
		3,578,761
	MISCELLANEOUS MANUFACTURER - 1.9%
89,688	Federal Signal Corp.	2,892,438

	OFFICE FURNISHINGS - 4.0%
173,799	Interface, Inc.	2,883,325
120,222	Knoll, Inc.	3,036,808
		5,920,133
	OIL & GAS - 4.2%
271,037	Callon Petroleum Co. *	1,309,109
236,786	Jagged Peak Energy, Inc. *	2,010,313
59,777	PDC Energy, Inc. *	1,564,364
44,100	Penn Virginia Corp. *	1,338,435
		6,222,221
	RETAIL - 5.8%
67,140	BJ's Wholesale Club Holdings, Inc. *	1,526,764
140,297	Bloomin' Brands, Inc.	3,096,355
43,045	Children's Place, Inc.	2,691,173
20,868	Papa John's International, Inc.	1,317,814
		8,632,106
	SAVINGS & LOANS - 3.8%
82,131	Berkshire Hills Bancorp, Inc.	2,700,467
81,888	Washington Federal, Inc.	3,001,195
		5,701,662
	SEMICONDUCTORS - 2.0%
158,899	Lattice Semiconductor Corp. *	3,041,327

	SOFTWARE - 1.8%
32,763	Omnicell, Inc. *	2,677,392

	TELECOMMUNICATIONS - 1.8%
177,982	Viavi Solutions, Inc. *	2,669,730

	TEXTILES - 1.7%
12,983	UniFirst Corp.	2,622,306

	TOTAL COMMON STOCK (Cost $107,779,789)	117,298,247

	REITs - 11.1%
130,958	Columbia Property Trust, Inc.	2,738,332
115,772	Easterly Government Properties, Inc.	2,747,269
45,626	National Storage Affiliates Trust	1,533,946
46,842	PotlatchDeltic Corp.	2,026,853
137,666	RPT Realty	2,070,497
86,607	STAG Industrial, Inc.	2,734,183
219,787	Summit Hotel Properties, Inc.	2,712,172
	TOTAL REITs (Cost $15,259,618)	16,563,252

Schedule of Investments | Small Cap Value Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 10.4%
15,495,194	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A)	$ 15,495,194
	(Cost $15,495,194)

	TOTAL INVESTMENTS - 100.0% (Cost $138,534,601)	$ 149,356,693
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	64,569
	NET ASSETS - 100.0%	$ 149,421,262

* Non-income producing securities.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 73.0%
	AEROSPACE/DEFENSE - 3.8%
22,311	General Dynamics Corp.	$ 3,934,545
20,915	L3Harris Technologies, Inc.	4,138,451
		8,072,996
	BANKS - 6.6%
45,695	East West Bancorp, Inc.	2,225,347
78,567	First Hawaiian, Inc.	2,266,658
99,995	TCF Financial Corp.	4,679,766
86,640	Western Alliance Bancorp	4,938,480
		14,110,251
	CHEMICALS - 1.9%
6,934	Sherwin-Williams Co.	4,046,266

	COMMERCIAL SERVICES - 1.9%
29,717	Equifax, Inc.	4,163,946

	COMPUTERS - 4.1%
17,201	CACI International, Inc. *	4,300,078
107,282	Genpact Ltd	4,524,082
		8,824,160
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
44,459	Intercontinental Exchange, Inc.	4,114,680

	ELECTRIC - 4.0%
67,497	CMS Energy Corp.	4,241,512
33,144	DTE Energy Co.	4,304,411
		8,545,923
	ELECTRIC COMPONENTS & EQUIPMENT - 1.0%
15,034	Hubbell, Inc.	2,222,326

	ELECTRONICS - 8.4%
43,580	Amphenol Corp. - Class A	4,716,663
80,650	FLIR Systems, Inc.	4,199,446
24,546	Honeywell International, Inc.	4,344,642
48,575	PerkinElmer, Inc.	4,716,633
		17,977,384
	FOOD - 5.9%
33,419	JM Smucker Co.	3,479,920
54,795	Lamb Weston Holdings, Inc.	4,714,014
26,541	McCormick & Co., Inc.	4,504,804
		12,698,738
	HEALTHCARE - PRODUCTS - 6.0%
78,215	Dentsply Sirona, Inc.	4,426,187
27,265	STERIS PLC	4,155,731
29,414	Zimmer Biomet Holdings, Inc.	4,402,688
		12,984,606
	INSURANCE - 6.0%
46,088	Arthur J. Gallagher & Co.	4,388,960
32,050	Assurant, Inc.	4,201,114
15,726	Everest Re Group Ltd.	4,353,586
		12,943,660
	MACHINERY - DIVERSIFIED - 1.9%
29,125	Curtiss-Wright Corp.	4,103,421

	MEDIA - 1.9%
2,746	Cable One, Inc.	4,087,339

	MISCELLANEOUS MANUFACTURING - 1.0%
22,506	Eaton Corp. PLC	2,131,768

	OIL & GAS - 2.7%
44,205	EOG Resources, Inc.	3,702,611
34,725	Marathon Petroleum Corp.	2,092,181
		5,794,792
Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 5.8%
26,463	Advance Auto Parts, Inc.	$ 4,238,314
27,529	Dollar General Corp.	4,293,973
41,941	Tractor Supply Co.	3,918,967
		12,451,254
	SEMICONDUCTORS - 6.2%
152,802	Marvell Technology Group Ltd.	4,058,421
27,150	Monolithic Power Systems, Inc.	4,833,243
19,120	NVIDIA Corp.	4,498,936
		13,390,600
	TRANSPORTATION - 2.0%
24,173	Union Pacific Corp.	4,370,237

	TOTAL COMMON STOCK (Cost $125,323,003)	157,034,347

	EXCHANGE TRADED FUNDS (A) - 23.2%
920,000	Timothy Plan High Dividend Stock ETF	24,803,200
920,000	Timothy Plan U.S. Large Cap Core ETF	25,024,000
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	49,827,200

	REITs - 3.6%
30,680	Crown Castle International Corp.	4,361,162
16,042	Public Storage	3,416,304
	TOTAL REITs (Cost $7,685,400)	7,777,466

	MONEY MARKET FUND - 0.3%
721,840	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B)	721,840
	(Cost $721,840)

	TOTAL INVESTMENTS - 100.1% (Cost $179,794,643)	$ 215,360,853
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(246,662)
	NET ASSETS - 100.0%	$ 215,114,191

* Non-income producing securities.
ETF - Exchange Traded Funds.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) Affiliated Funds.
(B) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Fixed Income Fund
As of December 31, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.7%
	CORPORATE BONDS - 28.9%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$ 1,021,535
1,000,000	American Electric Power	3.200	11/13/2027	1,032,822
500,000	Analog Devices, Inc.	3.900	12/15/2025	537,948
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,060,340
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	1,027,756
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,075,046
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,098,013
1,000,000	CSX Corp.	3.250	6/1/2027	1,052,888
500,000	Digital Realty Trust LP	3.700	8/15/2027	530,327
500,000	Dollar General Corp.	4.125	5/1/2028	546,569
865,000	Dominion Energy, Inc.	2.579	7/1/2020	866,888
750,000	Eaton Corp.	2.750	11/2/2022	765,552
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	1,025,188
855,000	European Investment Bank	2.375	6/15/2022	870,199
880,000	Healthpeak Properties, Inc.	3.500	7/15/2029	919,041
889,030	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,046,363
750,000	Johnson Controls, Inc.	5.000	3/30/2020	754,864
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,028,643
865,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	874,805
800,000	LYB International Finance BV	4.000	7/15/2023	846,752
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	882,170
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,579,329
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,065,805
1,000,000	Phillips 66 Partners LP	3.605	2/15/2025	1,048,955
870,000	Province of Ontario Canada	2.500	4/27/2026	889,197
865,000	Province of Quebec Canada	2.375	1/31/2022	875,777
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,023,583
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	736,616
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,232,026
830,000	WEC Energy Group, Inc.	3.550	6/15/2025	881,955
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,042,914
	TOTAL CORPORATE BONDS (Cost $28,179,668)			29,239,866

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 68.8%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 22.3%
265,378	GNMA Pool G2 4520	5.000	8/20/2039	293,345
336,368	GNMA Pool G2 4947	5.000	2/20/2041	371,320
874,352	GNMA Pool G2 MA3376	3.500	1/20/2046	911,827
627,855	GNMA Pool G2 MA3596	3.000	4/20/2046	648,611
1,564,174	GNMA Pool G2 MA3663	3.500	5/20/2046	1,630,172
753,577	GNMA Pool G2 MA3735	3.000	6/20/2046	777,928
575,239	GNMA Pool G2 MA3736	3.500	6/20/2046	598,547
934,179	GNMA Pool G2 MA4004	3.500	10/20/2046	971,287
946,944	GNMA Pool G2 MA4126	3.000	12/20/2046	978,243
681,048	GNMA Pool G2 MA4509	3.000	6/20/2047	702,728
929,642	GNMA Pool G2 MA4652	3.500	8/20/2047	966,044
1,211,865	GNMA Pool G2 MA4719	3.500	9/20/2047	1,259,181
1,228,926	GNMA Pool G2 MA4778	3.500	10/20/2047	1,270,964
987,487	GNMA Pool G2 MA4901	4.000	12/20/2047	1,031,539
908,138	GNMA Pool G2 MA4963	4.000	1/20/2048	944,765
372,311	GNMA Pool G2 MA5933	5.000	5/20/2049	393,342
1,296,308	GNMA Pool G2 MA6041	4.500	7/20/2049	1,362,244
1,133,990	GNMA Pool G2 MA6092	4.500	8/20/2049	1,192,956
1,186,047	GNMA Pool G2 MA6093	5.000	8/20/2049	1,252,855
1,253,751	GNMA Pool G2 MA6156	4.500	9/20/2049	1,318,108
597,658	GNMA Pool G2 MA6157	5.000	9/20/2049	632,200
1,119,457	GNMA Pool G2 MA6221	4.500	10/20/2049	1,178,593
1,085,000	GNMA Pool G2 MA6338	3.000	12/20/2049	1,115,530
508,923	GNMA Pool GN 783060	4.000	8/15/2040	542,051
226,048	GNMA Pool GN 783403	3.500	9/15/2041	237,900
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $22,532,122)			22,582,280
Schedule of Investments | Fixed Income Fund
As of December 31, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 46.5%
$ 5,005,000	United States Treasury Note	3.125	5/15/2021	$ 5,107,935
5,610,000	United States Treasury Note	2.125	6/30/2022	5,685,275
12,735,000	United States Treasury Note	2.250	11/15/2024	13,072,279
10,020,000	United States Treasury Note	2.000	8/15/2025	10,160,124
6,405,000	United States Treasury Note	1.625	2/15/2026	6,350,332
4,540,000	United States Treasury Note	4.500	2/15/2036	6,029,244
675,000	United States Treasury Note	3.000	2/15/2049	763,712
	TOTAL GOVERNMENT NOTES & BONDS (Cost $46,316,428)			47,168,901

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $68,848,550)			69,751,181

	TOTAL BONDS AND NOTES (Cost $97,028,218)			98,991,047
Shares
	MONEY MARKET FUND - 1.8%
1,806,501	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A)			1,806,501
	(Cost $1,806,501)

	TOTAL INVESTMENTS - 99.5% (Cost $98,834,719)			$ 100,797,548
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%			541,995
	NET ASSETS - 100.0%			$ 101,339,543

GNMA - Government National Mortgage Association.
LLC - Limited Liability Company.
LP - Limited Partnership.
(A) Variable rate security; the rate shown represents the yield at December 31, 2019.

* Amount is less than 0.05%

Schedule of Investments | High Yield Bond Fund
As of December 31, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 93.9%
$ 500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$ 447,513
1,000,000	Adient US LLC (A)	7.000	5/15/2026	1,091,874
1,055,000	Alliance Data Systems Corp. (A)	4.750	12/15/2024	1,055,000
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	912,500
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	1,030,415
500,000	Ashtead Capital, Inc. (A)	4.000	5/1/2028	506,250
950,000	B&G Foods, Inc.	5.250	4/1/2025	978,894
250,000	Bausch Health Cos, Inc. (A)	5.000	1/30/2028	257,223
1,000,000	Beazer Homes USA, Inc.	5.875	10/15/2027	1,012,525
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	531,424
500,000	Cascades, Inc. (A)	5.125	1/15/2026	515,000
330,000	Cemex Finance LLC (A)	6.000	4/1/2024	340,065
500,000	Centene Corp.	4.750	1/15/2025	520,408
1,000,000	Centene Corp. (A)	4.625	12/15/2029	1,053,200
1,060,000	Centennial Resource Production LLC (A)	6.875	4/1/2027	1,104,862
250,000	Colfax Corp. (A)	6.375	2/15/2026	272,813
500,000	CommScope, Inc. (A)	8.250	3/1/2027	527,175
1,000,000	Compass Minerals International, Inc. (A)	6.750	12/1/2027	1,064,350
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	256,248
1,000,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	1,016,275
1,500,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	1,546,253
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	466,718
500,000	Diamond Sports Finance Co. (A)	5.375	8/15/2026	506,713
1,000,000	Endeavor Energy Resources LP (A)	5.750	1/30/2028	1,053,100
1,000,000	Energizer Holdings, Inc. (A)	5.500	6/15/2025	1,039,585
500,000	Freedom Mortgage Corp. (A)	10.750	4/1/2024	517,875
115,000	Freedom Mortgage Corp. (A)	8.125	11/15/2024	113,325
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	982,800
500,000	Genesis Energy LP	6.750	8/1/2022	505,890
750,000	Geo Group, Inc.	5.125	4/1/2023	705,000
1,000,000	Geo Group, Inc.	6.000	4/15/2026	890,025
670,000	GFL Environmental, Inc. (A)	8.500	5/1/2027	738,240
1,000,000	Global Finance Corp. (A)	7.000	8/1/2027	1,065,348
1,075,000	Greif, Inc. (A)	6.500	3/1/2027	1,162,989
500,000	Hanesbrands, Inc. (A)	4.875	5/15/2026	530,300
100,000	GFL Environmental, Inc. (A)	7.000	6/1/2026	105,925
250,000	Icahn Enterprises Finance Corp. (A)	4.750	9/15/2024	257,187
1,000,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	1,066,874
500,000	Itron, Inc. (A)	5.000	1/15/2026	519,549
250,000	Jefferies Finance LLC (A)	6.250	6/3/2026	262,468
1,000,000	Kaiser Aluminum Corp. (A)	4.625	3/1/2028	1,027,850
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	1,049,990
300,000	Korn Ferry (A)	4.625	12/15/2027	302,250
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	513,924
300,000	MEDNAX, Inc. (A)	6.250	1/15/2027	308,257
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	1,051,357
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	1,058,762
1,000,000	MSCI, Inc. (A)	4.000	11/15/2029	1,015,600
1,000,000	MTS Systems Corp. (A)	5.750	8/15/2027	1,047,847
1,500,000	Nationstar Mortgage Holdings, Inc. (A)	9.125	7/15/2026	1,663,125
1,500,000	Newmark Group, Inc.	6.125	11/15/2023	1,655,225
1,500,000	NGL Energy Partners LP	6.125	3/1/2025	1,418,122
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,029,350
1,000,000	Olin Corp.	5.625	8/1/2029	1,058,050
580,000	Panther BF Aggregator 2 LP (A)	6.250	5/15/2026	626,037
1,080,000	Panther BF Aggregator 2 LP (A)	8.500	5/15/2027	1,149,498
250,000	Party City Holdings, Inc. (A)	6.125	8/15/2023	219,479
250,000	Party City Holdings, Inc. (A)	6.625	8/1/2026	176,831
1,000,000	PBF Finance Corp.	7.250	6/15/2025	1,069,585
1,500,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	1,297,440
390,000	Qorvo, Inc. (A)	4.375	10/15/2029	409,256
500,000	Qualitytech LP (A)	4.750	11/15/2025	519,582
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	1,025,835
750,000	Signature Aviation US Holdings, Inc. (A)	5.375	5/1/2026	791,199
1,000,000	Signature Aviation US Holdings, Inc. (A)	4.000	3/1/2028	988,150
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	802,761
500,000	Scotts Miracle-Gro Co. (A)	4.500	10/15/2029	512,362

Schedule of Investments | High Yield Bond Fund
As of December 31, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 93.9% (Cont.)
$ 890,000	Select Medical Corp. (A)	6.250	8/15/2026	$ 965,076
250,000	Service Corp. International	5.125	6/1/2029	266,087
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,044,822
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	1,042,847
1,250,000	Targa Resources Partners LP (A)	5.500	3/1/2030	1,285,937
500,000	Teleflex, Inc.	4.875	6/1/2026	523,924
390,000	Tenet Healthcare Corp. (A)	4.625	9/1/2024	407,101
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	1,077,500
150,000	TransDigm, Inc. (A)	6.250	3/15/2026	162,673
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	817,811
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	1,036,665
250,000	United Rentals North America, Inc.	4.875	1/15/2028	260,770
500,000	Viper Energy Partners LP (A)	5.375	11/1/2027	520,925
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	791,700
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,271,324
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,567,234
325,000	Weekley Finance Corp.	6.000	2/1/2023	326,354
500,000	Weekley Finance Corp.	6.625	8/15/2025	520,207
1,000,000	Whiting Petroleum Corp.	6.625	1/15/2026	684,005
	TOTAL CORPORATE BONDS (Cost $64,649,840)			66,890,864

	CONVERTIBLE BONDS - 0.7%
	REITS - 0.7%
500,000	Arbor Realty Trust, Inc. (A) (Cost $500,000)			500,481

Shares
	MONEY MARKET FUND - 4.0%
2,879,522	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (C)
	(Cost $2,879,522)			2,879,522

	TOTAL INVESTMENTS - 98.6% (Cost $68,029,362)			$ 70,270,867
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.4%			976,041
	NET ASSETS - 100.0%			$ 71,246,908

LIBOR - London Interbank Offered Rate. The 3 month U.S. LIBOR rate as of December 31, 2019 is 1.91%.
LLC - Limited Liability Company.
LP - Limited Partnership.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $47,375,368 and represent 66.5% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the interest rate shown reflects the effective rate at December 31, 2019.
(C) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Israel Common Values Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 98.3%
	AEROSPACE/DEFENSE - 3.7%
19,001	Elbit Systems Ltd.	$ 2,946,295

	AGRICULTURE - 0.0% **
900	Mehadrin Ltd. *	35,937

	APPAREL - 0.7%
19,500	Delta-Galil Industries Ltd.	531,762

	BANKS - 21.2%
103,500	Bank Hapoalim BM (ADR)	4,248,675
443,000	Bank Leumi Le-Israel BM	3,224,383
66,300	First International Bank Of Israel Ltd.	1,917,402
754,000	Israel Discount Bank Ltd.	3,494,945
105,000	Mizrahi Tefahot Bank Ltd.	2,796,757
386,663	Tel Aviv Stock Exchange Ltd. *	1,309,773
		16,991,935
	BUILDING MATERIALS - 0.8%
150,000	Inrom Construction Industries Ltd.	650,984

	CHEMICALS - 4.1%
13,257	International Flavors & Fragrances, Inc. *	1,699,140
330,450	Israel Chemicals Ltd.	1,582,856
		3,281,996
	COMMERCIAL SERVICES - 0.1%
1,006	M Yochananof & Sons Ltd.	51,028

	COMPUTERS - 5.6%
20,400	CyberArk Software Ltd. *	2,378,232
56,210	Matrix IT Ltd.	1,131,198
12,500	Varonis Systems, Inc. *	971,375
		4,480,805
	ELECTRIC - 2.1%
7,000	Kenon Holdings Ltd.	149,505
20,700	Ormat Technologies, Inc.	1,542,591
		1,692,096
	ELECTRONICS - 0.7%
22,896	Ituran Location and Control Ltd.	575,376

	ENERGY-ALTERNATE SOURCES - 0.8%
216,360	Energix-Renewable Energies Ltd. *	645,822

	FOOD - 6.6%
27,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,592,710
210,000	Shufersal Ltd.	1,336,364
62,500	Strauss Group Ltd.	1,916,257
27,315	Victory Supermarket Chain Ltd.	454,327
		5,299,658
	HEALTHCARE - SERVICES - 1.3%
11,269	Danel Adir Yeoshua Ltd.	1,048,598

	HOLDING COMPANIES - DIVERSIFIED - 2.0%
45,000	Elco Ltd.	1,606,398

	HOME BUILDERS - 1.7%
1,800	Bayside Land Corp.	1,383,092

Schedule of Investments | Israel Common Values Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.4%
59,950	Clal Insurance Enterprises Holdings Ltd. *	$ 900,465
184,000	Harel Insurance Investments & Financial Services Ltd.	1,435,669
1,080,000	Migdal Insurance & Financial Holding Ltd. *	1,019,340
167,400	Phoenix Holdings Ltd. *	1,011,961
		4,367,435
	LEISURE TIME - 1.2%
116,000	Maytronics Ltd.	968,906

	OIL & NATURAL GAS - 7.1%
346,541	Delek Drilling LP	878,995
37,968	Energean Oil & Gas PLC *	467,773
7,032	Energean Oil & Gas PLC *	86,017
5,600	Israel Corp. Ltd. *	1,161,992
17,200	Noble Energy, Inc.	427,248
1,995,000	Oil Refineries Ltd.	1,001,543
8,000	Paz Oil Co. Ltd.	1,132,368
737,500	Ratio Oil Exploration 1992 LP *	564,335
		5,720,271
	PHARMACEUTICALS - 1.0%
1,575,013	Novolog Ltd.	770,179

	REAL ESTATE - 10.9%
105,000	Alony Hetz Properties & Investments Ltd.	1,659,815
176,000	Amot Investments Ltd.	1,277,452
31,000	Azrieli Group Ltd.	2,266,213
91,000	Gazit-Globe Ltd.	1,006,954
643,430	Industrial Buildings Corp Ltd. *	1,756,672
12,580	Melisron Ltd.	803,064
		8,770,170
	RETAIL - 1.7%
32,300	Tadiran Holdings Ltd.	1,384,019

	SEMICONDUCTORS - 5.8%
7,700	Mellanox Technologies Ltd. *	902,286
48,000	Nova Measuring Instruments Ltd. *	1,815,840
1	Tower Semiconductor Ltd. *	15
78,923	Tower Semiconductor Ltd. *	1,898,887
		4,617,028
	SOFTWARE - 6.9%
29,935	Hilan Ltd.	1,204,680
78,783	Magic Software Enterprises Ltd.	767,346
38,500	Radware Ltd. *	992,530
48,300	Sapiens International Corp. NV	1,110,900
26,000	Verint Systems, Inc. *	1,439,360
		5,514,816
	TELECOMMUNICATIONS - 5.5%
17,800	AudioCodes Ltd.	457,282
25,600	Nice Ltd. (ADR) *	3,971,840
		4,429,122
	TEXTILES - 1.4%
25,300	Fox Wizel Ltd.	1,152,197

	TOTAL COMMON STOCK (Cost $54,170,366)	78,915,925

	REITs - 1.7%
234,000	Reit 1 Ltd. * (Cost $1,168,487)	1,398,309

Schedule of Investments | Israel Common Values Fund
As of December 31, 2019 (Unaudited) (Continued)

		Fair Value

	TOTAL INVESTMENTS - 100.0% (Cost $55,338,853)	$ 80,314,234
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0% **	(26,800)
	NET ASSETS - 100.0%	$ 80,287,434

* Non-income producing securities.
** Amount is less than 0.05%
ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.

Diversification of Assets
Country		% of Net Assets
Israel		91.5%
United States		7.6%
United Kingdom		0.7%
Singapore		0.2%
Iceland		0.0%
Total		100.0%
Other Assets Less Liabilities - Net		0.0%
Grand Total		100.0%

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2019 (Unaudited)

Shares				Fair Value

	COMMON STOCK - 20.8%
	AGRICULTURE - 0.5%
1,997	Bunge Ltd.			$ 114,927
3,205	Darling Ingredients, Inc. *			89,996
				204,923
	CHEMICALS - 1.5%
887	CF Industries Holdings, Inc.			42,345
1,525	FMC Corp.			152,226
5,370	K+S AG			66,999
4,498	Mosaic Co.			97,337
2,301	Nutrien Ltd			110,241
1,463	Sasol Ltd. (ADR)			31,615
1,807	Sociedad Quimica Y Minera de Chile, SA (ADR)			48,229
484	Wacker Chemie AG			36,748
				585,740
	COAL - 0.0% **
1,506	Alliance Resource Partners LP			16,295

	COMMERCIAL SERVICES - 0.1%
1,043	Harsco Corp. *			23,999

	ENVIRONMENTAL CONTROL - 0.4%
3,576	Evoqua Water Technologies Corp. *			67,765
1,300	Kurita Water Industries Ltd.			38,937
1,279	Pentair PLC			58,668
				165,370
	FOOD - 1.2%
5,133	BRF SA (ADR) *			44,657
680	Cal-Maine Foods, Inc.			29,070
269	Fresh Del Monte Produce, Inc.			9,410
500	Ingredion, Inc.			46,475
1,900	Megmilk Snow Brand Co. Ltd.			43,568
12,300	Nippon Suisan Kaisha Ltd.			73,794
2,128	Pilgrim's Pride Corp. *			69,618
942	Sanderson Farms, Inc.			165,999
				482,591
	FOREST PRODUCTS & PAPER - 0.0% **
900	Sumitomo Forestry Co. Ltd.			13,375

	HEALTHCARE - SERVICES - 1.1%
59,423	Brookdale Senior Living, Inc. *			432,005

	IRON/STEEL - 0.9%
365	Allegheny Technologies, Inc. *			7,541
3,413	ArcelorMittal (ADR)			59,864
5,702	Cleveland-Cliffs, Inc.			47,897
5,293	Gerdau SA (ADR)			25,936
2,300	Hitachi Metals Ltd.			34,138
3,100	Kobe Steel Ltd.			16,801
2,000	Nippon Steel & Sumitomo Metal Corp.			30,439
349	POSCO (ADR)			17,666
588	Salzgitter AG			13,042
1,317	Steel Dynamics, Inc.			44,831
841	Ternium SA (ADR)			18,502
1,800	Tokyo Steel Manufacturing Co. Ltd.			13,085
4,228	United States Steel Corp.			48,241
				377,983
	MACHINERY - DIVERSIFIED - 1.2%
1,442	AGCO Corp.			111,394
4,046	CNH Industrial NV			44,506
1,136	Deere & Co.			196,823
7,800	Kubota Corp.			123,881
				476,604
	METAL FABRICATE/HARDWARE - 0.1%
942	Tenaris SA (ADR)			21,327

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares				Fair Value

	MINING - 3.8%
2,967	Alamos Gold, Inc.			$ 17,861
3,064	Anglo American PLC			88,203
1,391	Antofagasta PLC			16,894
1,543	BHP Billiton Ltd. (ADR)			84,418
234	BHP Billiton PLC (ADR)			11,000
2,352	Cameco Corp.			20,933
3,247	Cia De Minas Buenaventura (ADR)			49,030
817	Compass Minerals International, Inc.			49,804
3,000	Detour Gold Corp. *			58,161
145	Eramet			7,461
190	Franco-Nevada Corp.			19,627
20,720	Glencore PLC			64,601
17,287	Gold Fields Ltd. (ADR)			114,094
5,729	IAMGOLD Corp. *			21,369
1,412	KAZ Minerals PLC			9,940
1,000	Kirkland Lake Gold Ltd.			44,141
1,800	Lundin Mining Corp.			10,772
1,100	Mitsubishi Materials Corp.			30,133
3,407	MMC Norilsk Nickel PJSC (ADR)			104,084
3,600	Pretium Resources, Inc. *			40,068
5,029	Rio Tinto PLC (ADR)			298,521
117	Royal Gold, Inc.			14,303
1,615	Southern Copper Corp.			68,605
1,700	Sumitomo Metal Mining Co. Ltd.			55,439
7,443	Teck Resources Ltd.			129,259
1,249	Vedanta Ltd. (ADR)			10,779
3,225	Wheaton Precious Metals Corp.			95,944
				1,535,444
	OIL & GAS - 7.1%
1,452	Apache Corp.			37,157
21,100	ARC Resources Ltd			133,100
281	Cabot Oil & Gas Corp.			4,892
16,155	Callon Petroleum Co. *			78,029
683	Canadian Natural Resources Ltd.			22,095
6,166	Cenovus Energy, Inc.			62,766
1,242	Cimarex Energy Co.			65,193
1,432	Concho Resources, Inc.			125,400
3,211	ConocoPhillips			208,811
2,504	Continental Resources, Inc.			85,887
3,900	Crescent Point Energy Corp.			17,414
4,197	Devon Energy Corp.			108,996
319	Diamondback Energy, Inc.			29,622
1,026	Ecopetrol SA (ADR)			20,479
9,460	Encana Corp.			44,367
4,600	Enerplus Corp.			32,813
819	Eni SpA (ADR)			25,356
2,602	EOG Resources, Inc.			217,944
127	EQT Corp.			1,384
5,349	Equinor ASA (ADR)			106,499
587	Helmerich & Payne, Inc.			26,667
463	Hess Corp.			30,933
3,600	Husky Energy, Inc.			28,928
10,200	Inpex Corp.			106,669
3,977	Kosmos Energy Ltd			22,669
1,681	Lukoil PJSC (ADR)			166,722
8,520	Marathon Oil Corp.			115,702
1,550	Matador Resources Co. *			27,854
151	Murphy Oil Corp.			4,047
21	Noble Energy, Inc.			522
306	Novatek OJSC (GDR)			62,118
92	Oasis Petroleum, Inc. *			300
197	Occidental Petroleum Corp.			8,118
800	Parex Resources, Inc. *			14,899
3,768	Parsley Energy, Inc.			71,253
Schedule of Investments | Defensive Strategies Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares				Fair Value

	OIL & GAS - 7.1% (Continued)
1,939	PDC Energy, Inc. *			$ 50,744
3,018	Petroleo Brasileiro SA (ADR)			48,107
353	Pioneer Natural Resources Co.			53,434
3,059	PrairieSky Royalty Ltd.			35,927
8,242	Rosneft Oil Company (GDR) *			59,408
6,800	Seven Generations Energy Ltd. *			44,416
6,260	SM Energy Co.			70,362
22,343	SRC Energy, Inc. *			92,053
4,100	Suncor Energy, Inc.			134,564
4,900	Tourmaline Oil Corp.			57,511
3,648	Valaris PLC			23,931
1,062	Viper Energy Partners LP			26,189
2,962	WPX Energy, Inc. *			40,698
504	YPF SA (ADR)			5,836
				2,858,785
	OIL & GAS SERVICES - 1.5%
2,435	Archrock, Inc.			24,447
3,092	Baker Hughes, Inc.			79,248
12,798	CGG SA *			41,589
682	Core Laboratories NV			25,691
5,000	Halliburton Co.			122,350
409	National Oilwell Varco, Inc.			10,245
2,632	Oceaneering International, Inc. *			39,243
5,705	Patterson-UTI Energy, Inc.			59,903
3,399	Schlumberger Ltd.			136,640
733	TechnipFMC PLC (France)			15,559
1,311	TechnipFMC PLC			28,108
				583,023
	WATER - 1.4%
459	American States Water Co.			39,768
1,367	American Water Works Co., Inc.			167,936
1,837	Aqua America, Inc.			86,229
437	California Water Service Group			22,532
5,672	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)			85,364
1,505	United Utilities Group PLC			18,809
5,651	Veolia Environnement SA			150,399
				571,037

	TOTAL COMMON STOCK (Cost $8,759,955)			8,348,501

	REITs - 19.1%
1,135	Alexandria Real Estate Equities, Inc.			183,393
394	American Tower Corp.			90,549
6,802	Americold Realty Trust			238,478
4,935	Apartment Investment & Management Co. - Class A			254,893
603	AvalonBay Communities, Inc.			126,449
846	Boston Properties, Inc.			116,630
2,523	Cousins Properties, Inc.			103,948
4,009	CubeSmart			126,203
5,814	Duke Realty Corp.			201,571
2,230	EPR Properties			157,527
688	Equinix, Inc.			401,586
3,033	Equity Lifestyle Properties, Inc.			213,493
3,240	Equity Residential			262,181
737	Essex Property Trust, Inc.			221,734
1,724	Federal Realty Investment Trust			221,931
7,102	Healthpeak Properties, Inc.			244,806
4,598	Hospitality Properties Trust			111,869
6,059	Hudson Pacific Properties, Inc.			228,121
7,937	Invitation Homes, Inc.			237,872
3,107	Kilroy Realty Corp.			260,677
6,329	Kite Realty Group Trust			123,605
2,354	Mid-America Apartment Communities, Inc.			310,398
2,024	National Retail Properties, Inc.			108,527
Schedule of Investments | Defensive Strategies Fund
As of December 31, 2019 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 19.1% (Continued)
998	PotlatchDeltic Corp.			$ 43,184
6,481	Prologis, Inc.			577,716
832	PS Business Parks, Inc.			137,172
585	Public Storage			124,582
1,450	Rayonier, Inc.			47,502
1,915	Regency Centers Corp.			120,817
2,632	RLJ Lodging Trust			46,639
1,408	Ryman Hospitality Properties, Inc.			122,017
6,934	Sabra Health Care REIT, Inc.			147,972
1,816	Simon Property Group, Inc.			270,511
9,547	SITE Centers Corp			133,849
3,069	Spirit Realty Capital, Inc.			150,933
6,175	Store Capital Corp.			229,957
1,495	Sun Communities, Inc.			224,400
4,409	UDR, Inc.			205,900
1,899	Vornado Realty Trust			126,284
4,081	Welltower, Inc.			333,744
1,726	Weyerhaeuser Co.			52,125
	TOTAL REITS (Cost $7,509,219)			7,641,745

Principal		Coupon Rate %	Maturity
	BONDS & NOTES - 29.4%
	COPORATE BONDS - 2.4%
$ 400,000	LYB International Finance BV *	4.000	7/15/2023	423,376
500,000	Welltower, Inc.	3.750	3/15/2023	522,075
	TOTAL CORPORATE BONDS (Cost $895,214)			945,451

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 27.0%
901,231	TIPS	0.125	4/15/2021	899,413
1,121,681	TIPS	0.125	4/15/2022	1,120,121
1,202,183	TIPS	0.625	1/15/2024	1,227,815
1,146,810	TIPS	2.375	1/15/2025	1,278,334
1,043,763	TIPS	2.000	1/15/2026	1,160,440
1,122,977	TIPS	2.375	1/15/2027	1,296,471
1,080,992	TIPS	1.750	1/15/2028	1,214,703
1,060,788	TIPS	2.500	1/15/2029	1,278,811
1,016,496	TIPS	2.125	2/15/2041	1,339,706
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $10,525,320)			10,815,814

	TOTAL BONDS AND NOTES (Cost $11,420,534)			11,761,265
Ounces
	ALTERNATIVE INVESTMENTS - 23.3%
6,143	Gold Bars * (Cost $7,240,875)			9,324,998

Shares	MONEY MARKET FUND - 7.2%
2,877,460	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (A)			2,877,460
	(Cost $2,877,460)

	TOTAL INVESTMENTS - 99.8% (Cost $37,808,043)			$ 39,953,969
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			78,441
	NET ASSETS - 100.0%			$ 40,032,410

* Non-income producing securities/investments.
** Less than 0.05%.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Strategic Growth Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 58.0%
145,300	Timothy Plan High Dividend Stock ETF	$ 3,917,288
332,500	Timothy Plan International ETF	8,548,010
231,400	Timothy Plan U.S. Large Cap Core ETF	6,294,080
101,200	Timothy Plan U.S. Small Cap Core ETF	2,579,588
	TOTAL EXCHANGE TRADED FUNDS (Cost $20,102,962)	21,338,966

	MUTUAL FUNDS - 39.5% (B)
223,463	Timothy Plan Defensive Strategies Fund	2,607,816
702,395	Timothy Plan Fixed Income Fund	7,255,736
213,039	Timothy Plan High Yield Bond Fund	2,038,783
265,121	Timothy Plan International Fund	2,600,842
	TOTAL MUTUAL FUNDS (Cost $13,979,385)	14,503,177

	MONEY MARKET FUND - 2.6%
967,232	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (C)	967,232
	(Cost $967,232)

	TOTAL INVESTMENTS - 100.1% (Cost $35,049,579)	$ 36,809,375
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(39,771)
	NET ASSETS - 100.0%	$ 36,769,604

ETF - Exchange Traded Funds.
(A) Affiliated Funds.
(B) Affiliated Funds - Class A.
(C) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Conservative Growth Fund
As of December 31, 2019 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 41.3%
133,300	Timothy Plan High Dividend Stock ETF	$ 3,593,768
260,000	Timothy Plan International ETF	6,684,158
244,800	Timothy Plan US Large Cap Core ETF	6,658,560
92,800	Timothy Plan US Small Cap Core ETF	2,365,472
	TOTAL EXCHANGE FUNDS (Cost $18,143,838)	19,301,958

	MUTUAL FUNDS - 55.6% (B)
245,906	Timothy Plan Defensive Strategies Fund	2,869,721
1,780,985	Timothy Plan Fixed Income Fund	18,397,582
273,510	Timothy Plan High Yield Bond Fund	2,617,489
219,438	Timothy Plan International Fund	2,152,685
	TOTAL MUTUAL FUNDS (Cost $25,561,312)	26,037,477

	MONEY MARKET FUND - 3.2%
1,478,382	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (C)	1,478,382
	(Cost $1,478,382)

	TOTAL INVESTMENTS - 100.1% (Cost $45,183,532)	$ 46,817,817
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(41,362)
	NET ASSETS - 100.0%	$ 46,776,455

ETF - Exchange Traded Funds.
(A) Affiliated Funds.
(B) Affiliated Funds - Class A.
(C) Variable rate security; the rate shown represents the yield at December 31, 2019.

Schedule of Investments | Growth & Income Fund
As of December 31, 2019 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 36.0%
	CORPORATE BONDS - 16.3%
$ 160,000	ABB Finance USA, Inc.	2.875	5/8/2022	$ 163,394
160,000	American Electric Power	3.200	11/13/2027	165,112
160,000	Aptiv Corp.	4.150	3/15/2024	169,555
160,000	Canadian Pacific RR Co.	2.900	2/1/2025	164,341
160,000	CBOE Holdings, Inc.	3.650	1/12/2027	171,873
160,000	CSX Corp.	3.250	6/1/2027	168,322
80,000	Digital Realty Trust LP	3.700	8/15/2027	84,779
80,000	Dollar General Corp.	4.125	5/1/2028	87,379
120,000	Dominion Energy, Inc.	2.579	7/1/2020	120,250
120,000	Eaton Corp.	2.750	11/2/2022	122,448
120,000	European Investment Bank	2.375	6/15/2022	122,094
120,000	Healthpeak Properties, Inc.	3.500	7/15/2029	125,175
120,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	121,321
130,000	LYB International Finance BV	4.000	7/15/2023	137,516
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	123,740
240,000	NiSource Finance Corp.	3.490	5/15/2027	252,486
160,000	Nutrien Ltd.	4.000	12/15/2026	170,393
160,000	Phillips 66 Partners LP	3.605	2/15/2025	167,732
120,000	Province of Ontario Canada	2.500	4/27/2026	122,551
120,000	Province of Quebec Canada	2.375	1/31/2022	121,457
110,000	Sunoco Logistics Partners LP	4.250	4/1/2024	115,686
190,000	Ventas Capital Corp.	3.250	8/15/2022	195,013
115,000	WEC Energy Group, Inc.	3.550	6/15/2025	122,112
	TOTAL CORPORATE BONDS (Cost $3,221,841)			3,314,729

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.7%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 10.8%
155,543	GNMA Pool G2 MA3376	3.500	1/20/2046	162,161
130,572	GNMA Pool G2 MA3596	3.000	4/20/2046	134,847
104,278	GNMA Pool G2 MA3663	3.500	5/20/2046	108,646
138,493	GNMA Pool G2 MA3736	3.500	6/20/2046	144,062
133,324	GNMA Pool G2 MA4126	3.000	12/20/2046	137,689
48,273	GNMA Pool G2 MA4509	3.000	6/20/2047	49,794
154,328	GNMA Pool G2 MA4652	3.500	8/20/2047	160,323
154,237	GNMA Pool G2 MA4719	3.500	9/20/2047	160,211
80,117	GNMA Pool G2 MA5933	5.000	5/20/2049	84,599
112,091	GNMA Pool G2 MA5986	4.000	6/20/2049	116,122
130,598	GNMA Pool G2 MA6041	4.500	7/20/2049	137,180
155,741	GNMA Pool G2 MA6092	4.500	8/20/2049	163,767
87,495	GNMA Pool G2 MA6093	5.000	8/20/2049	92,376
123,367	GNMA Pool G2 MA6156	4.500	9/20/2049	129,641
133,362	GNMA Pool G2 MA6157	5.000	9/20/2049	140,996
129,360	GNMA Pool G2 MA6221	4.500	10/20/2049	136,132
135,000	GNMA Pool G2 MA6338	3.000	12/20/2049	138,757
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,189,306)			2,197,303

Schedule of Investments | Growth & Income Fund
As of December 31, 2019 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES, BONDS & AGENCIES - 8.9%
$ 320,000	United States Treasury Note	3.125	5/15/2021	$ 326,538
105,000	United States Treasury Note	2.125	6/30/2022	106,386
275,000	United States Treasury Note	2.250	11/15/2024	282,208
210,000	United States Treasury Note	2.000	8/15/2025	212,879
315,000	United States Treasury Note	1.625	2/15/2026	312,231
340,000	United States Treasury Note	4.500	2/15/2036	451,377
100,000	United States Treasury Note	3.000	2/15/2049	113,109
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $1,788,601)			1,804,728

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,977,907)			4,002,031

	TOTAL BONDS & NOTES (Cost $7,199,748)			7,316,760
Shares
	EXCHANGE TRADED FUND (A) - 63.1%
476,000	Timothy Plan High Dividend Stock ETF (Cost $11,883,213)			12,832,960

	MONEY MARKET FUND - 0.8%
158,491	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.49% (B)			158,491
	(Cost $158,491)

	TOTAL INVESTMENTS - 99.9% (Cost $19,241,542)			$ 20,308,211
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%			29,585
	NET ASSETS - 100.0%			$ 20,337,796

ETF - Exchange Traded Fund.
GNMA - Government National Mortgage Association.
LP - Limited Partnership.
(A) Affiliated Fund.
(B) Variable rate security; the rate shown represents the yield at December 31, 2019.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2019 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2019 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.
Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2019:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 23,563,651	$ -	$ -	$ 23,563,651
REITs	544,654	-	-	544,654
Money Market Fund	547,451	-	-	547,451
Total	$ 24,655,756	$ -	$ -	$ 24,655,756

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 83,181,463	$ -	$ -	$ 83,181,463
Money Market Fund	3,013,005	-	-	3,013,005
Total	$ 86,194,468	$ -	$ -	$ 86,194,468

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 71,609,535	$ -	$ -	$ 71,609,535
Exchange Traded Fund	19,584,000	-	-	19,584,000
Money Market Fund	3,383,791	-	-	3,383,791
Total	$ 94,577,326	$ -	$ -	$ 94,577,326

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 117,298,247	$ -	$ -	$ 117,298,247
REITs	16,563,252	-	-	16,563,252
Money Market Fund	15,495,194	-	-	15,495,194
Total	$ 149,356,693	$ -	$ -	$ 149,356,693
SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2019 (Unaudited) (Continued)

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 157,034,347	$ -	$ -	$ 157,034,347
Exchange Traded Funds	49,827,200	-	-	49,827,200
REITs	7,777,466	-	-	7,777,466
Money Market Fund	721,840	-	-	721,840
Total	$ 215,360,853	$ -	$ -	$ 215,360,853

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 29,239,866	$ -	$ 29,239,866
Government Mortage-Backed Securities	-	22,582,280	-	22,582,280
Government Notes & Bonds	-	47,168,901	-	47,168,901
Money Market Fund	1,806,501	-	-	1,806,501
Total	$ 1,806,501	$ 98,991,047	$ -	$ 100,797,548

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 66,890,864	$ -	$ 66,890,864
Convertible Bonds	-	500,481	-	500,481
Money Market Fund	2,879,522	-	-	2,879,522
Total	$ 2,879,522	$ 67,391,345	$ -	$ 70,270,867

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 78,915,925	$ -	$ -	$ 78,915,925
REITs	1,398,309	-	-	1,398,309
Total	$ 80,314,234	$ -	$ -	$ 80,314,234

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,348,501	$ -	$ -	$ 8,348,501
REITs	7,641,745	-	-	7,641,745
Corporate Bonds	-	945,451	-	945,451
Treasury Inflation Protected Securities (TIPS)	-	10,815,814	-	10,815,814
Alternative Investments *	9,324,998	-	-	9,324,998
Money Market Fund	2,877,460	-	-	2,877,460
Total	$ 28,192,704	$ 11,761,265	$ -	$ 39,953,969
* Reflects the fund's investment in gold.

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,338,966	$ -	$ -	$ 21,338,966
Mutual Funds	14,503,177	-	-	14,503,177
Money Market Fund	967,232	-	-	967,232
Total	$ 36,809,375	$ -	$ -	$ 36,809,375
SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2019 (Unaudited) (Continued)

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 19,301,958	$ -	$ -	$ 19,301,958
Mutual Funds	26,037,477	-	-	26,037,477
Money Market Fund	1,478,382	-	-	1,478,382
Total	$ 46,817,817	$ -	$ -	$ 46,817,817

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 3,314,729	$ -	$ 3,314,729
Government Mortage-Backed Securities	-	2,197,303	-	2,197,303
Government Notes & Bonds	-	1,804,728	-	1,804,728
Exchange Traded Fund	12,832,960	-	-	12,832,960
Money Market Fund	158,491	-	-	158,491
Total	$ 12,991,451	$ 7,316,760	$ -	$ 20,308,211

The Funds did not hold any Level 3 securities during the period presented. There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth	$ 19,799,557	$ 5,387,258	$ (531,059)	$ 4,856,199
International	72,201,377	16,415,608	(2,422,517)	13,993,091
Large/Mid Cap Growth	73,767,951	21,916,849	(1,107,474)	20,809,375
Small Cap Value	142,014,184	15,480,786	(8,138,277)	7,342,509
Large/Mid Cap Value	179,700,764	38,144,525	(2,484,436)	35,660,089
Fixed Income	98,929,336	2,063,350	(195,138)	1,868,212
High Yield Bond	68,029,362	2,843,580	(602,075)	2,241,505
Israel Common Values	57,431,498	25,319,134	(2,436,398)	22,882,736
Defensive Strategies	38,043,112	3,606,771	(1,695,914)	1,910,857
Strategic Growth	35,154,891	1,757,555	(103,071)	1,654,484
Conservative Growth	45,325,024	1,644,640	(151,847)	1,492,793
Growth & Income	19,241,452	1,074,665	(7,906)	1,066,759